CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Revenues:
Telematics services	$ 204,728		$ 181,357	$ 169,752
Telematics products	74,604		71,978	64,884
Total revenues	279,332		253,335	234,636
Cost of revenues:
Telematics services	90,158		70,329	60,256
Telematics products	58,656		55,678	54,996
Total cost of revenues	148,814		126,007	115,252
Gross profit	130,518		127,328	119,384
Research and development expenses	13,913		6,223	3,160
Selling and marketing expenses	12,778		11,340	12,246
General and administrative expenses	55,166		47,693	47,590
Impairment of goodwill	12,292	[1]
Impairment of intangible assets and Other expenses (income), net	13,715		(306)	(147)
Operating income	22,654		62,378	56,535
Other income (expense), net	(26)		13,138
Financing income (expenses), net	576		717	(989)
Income before income tax	23,204		76,233	55,546
Income tax expenses	(12,234)		(17,273)	(17,705)
Share in gains (losses) of affiliated companies, net	(3,203)		4,219	8,520
Net income for the year	7,767		63,179	46,361
Less: Net income attributable to non-controlling interest	(878)		(2,504)	(2,567)
Net income attributable to the Company	$ 6,889		$ 60,675	$ 43,794
Basic and diluted earnings per share attributable to Company's stockholders	$ 0.33		$ 2.88	$ 2.09
Basic and diluted weighted average number of shares outstanding	21,037		21,077	20,968

[1]	As a result of the circumstances described in note 9 the company recorded a goodwill impairment in the total amount of US$ 12.3 million in connection with two reporting units (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were discount rate of 14.9% and a long-term growth rate of 0.5%.